Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of February 2012

Collection Period Start	1-Feb-12	Distribution Date	15-Mar-12
Collection Period End	29-Feb-12	30/360 Days	30
Beg. of Interest Period	15-Feb-12	Actual/360 Days	29
End of Interest Period	15-Mar-12

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		947,568,199.56	350,120,567.14	307,996,387.55	0.3250388
Total Securities		947,568,199.56	350,120,567.14	307,996,387.55	0.3250388
Class A-1 Notes	0.560800%	201,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	1.100000%	243,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.390000%	256,000,000.00	102,552,367.58	60,428,187.99	0.2360476
Class A-4 Notes	1.610000%	50,000,000.00	50,000,000.00	50,000,000.00	1.0000000
Certificates	0.000000%	197,568,199.56	197,568,199.56	197,568,199.56	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	42,124,179.59	118,789.83	164.5475765	0.4640228
Class A-4 Notes	0.00	67,083.33	0.0000000	1.3416666
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	42,124,179.59	185,873.16

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				4,521,683.58
Monthly Interest				2,294,631.00
Total Monthly Payments				6,816,314.58

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				215,449.70
Aggregate Sales Proceeds Advance				19,541,608.58
Total Advances				19,757,058.28

Vehicle Disposition Proceeds:
Reallocation Payments				20,366,111.00
Repurchase Payments				1,100,710.24
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				9,597,158.65
Excess Wear and Tear and Excess Mileage				183,024.54
Remaining Payoffs				0.00
Net Insurance Proceeds				333,284.98
Residual Value Surplus				999,724.37
Total Collections				59,153,386.64

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	13,831,792.00			956
Involuntary Repossession	159,216.00			12
Voluntary Repossession	43,083.00			2
Full Termination	6,300,022.00			363
Bankruptcy	31,998.00			2
Insurance Payoff		332,298.64		18
Customer Payoff			124,436.68	7
Grounding Dealer Payoff			7,161,687.35	412
Dealer Purchase			2,032,795.37	117
Total	20,366,111.00	332,298.64	9,318,919.40	1,889

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of February 2012

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	20,528	381,612,466.56	6.00000%	350,120,567.14
Total Depreciation Received		(5,303,509.60)		(5,140,279.36)
Principal Amount of Gross Losses	(30)	(515,084.92)		(473,948.64)
Repurchase / Reallocation	(71)	(1,229,675.44)		(1,100,710.24)
Early Terminations	(1292)	(20,402,674.72)		(18,463,974.81)
Scheduled Terminations	(1116)	(18,771,477.59)		(16,945,266.54)
Pool Balance - End of Period	18,019	335,390,044.29	6.00000%	307,996,387.55

Remaining Pool Balance
Lease Payment				55,040,170.80
Residual Value				252,956,216.75
Total				307,996,387.55

III. DISTRIBUTIONS

Total Collections					59,153,386.64
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					59,153,386.64

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					292,634.88
3. Reimbursement of Sales Proceeds Advance					12,082,254.43
4. Servicing Fee:
Servicing Fee Due					291,767.14
Servicing Fee Paid					291,767.14
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					12,666,656.45

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					118,789.83

Class A-3 Notes Monthly Interest Paid					118,789.83
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of February 2012

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	67,083.33

Class A-4 Notes Monthly Interest Paid	67,083.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	185,873.16
Total Note and Certificate Monthly Interest Paid	185,873.16
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	46,300,857.03

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	42,124,179.59

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	42,124,179.59
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,176,677.44

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of February 2012

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,737,741.00
Required Reserve Account Amount		14,213,523.00
Beginning Reserve Account Balance		14,213,523.00
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		14,213,523.00
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,176,677.44
Gross Reserve Account Balance		18,390,200.44
Remaining Available Collections Released to Seller		4,176,677.44
Total Ending Reserve Account Balance		14,213,523.00

V. POOL STATISTICS

Weighted Average Remaining Maturity		5.86
Monthly Prepayment Speed		124%
Lifetime Prepayment Speed		62%

	$	units
Recoveries of Defaulted and Casualty Receivables	592,538.72
Securitization Value of Defaulted Receivables and Casualty Receivables	473,948.64	30
Aggregate Defaulted and Casualty Gain (Loss)	118,590.08
Pool Balance at Beginning of Collection Period	350,120,567.14
Net Loss Ratio	0.0339%

Cumulative Net Losses for all Periods	0.0566%	536,625.60

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	1,888,598.91	111
61-90 Days Delinquent	391,148.42	22
91-120+ Days Delinquent	170,477.28	11
Total Delinquent Receivables:	2,450,224.61	144
60+ Days Delinquencies as Percentage of Receivables	0.16%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	20,131,814.00	1319
Securitization Value	19,694,277.33
Aggregate Residual Gain (Loss)	437,536.67

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	186,322,757.06	11,454
Cumulative Securitization Value	173,967,753.17
Cumulative Residual Gain (Loss)	12,355,003.89

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		17,454,718.01
Reimbursement of Outstanding Advance		12,082,254.43
Additional Advances for current period		19,541,608.58
Ending Balance of Residual Advance		24,914,072.16

Beginning Balance of Payment Advance		594,626.74
Reimbursement of Outstanding Payment Advance		292,634.88
Additional Payment Advances for current period		215,449.70
Ending Balance of Payment Advance		517,441.56

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of February 2012

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No